March 4, 2008

Securities and Exchange Commission

Public Filing Desk

100 F Street, NE
Washington, D.C.  20549

Re:       The FBR Funds

            File Nos. 333-112480 and 811-21503

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The FBR Fund’s registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 10) has been filed electronically.

If you have any questions or require any further information, please contact the undersigned at (513) 878-4070.

Very truly yours,

/s/ Frank L. Newbauer

By:       Frank L. Newbauer